Note 7 - Loans Receivable, Net and Allowance for Loan Losses - Changes in the Allowance for Loan Losses and Recorded Investment in Loans Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Allowance for loan losses, beginning balance	$ 1,605	$ 1,313
Charge-offs	(80)
Recoveries	3
Provision	284	292
Allowance for loan losses, ending balance	1,812	1,605
Allowance for loan losses, individually evaluated for impairment	71	39
Allowance for loan losses, collectively evaluated for impairment	1,741	1,566
Loans receivable, ending balance	204,316	179,104
Loans receivable, individually evaluated for impairment	2,903	1,934
Loans receivable, collectively evaluated for impairment	201,413	177,170
Real Estate Portfolio Segment [Member]
Loans receivable, ending balance	192,224	169,783
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Allowance for loan losses, beginning balance	41	55
Charge-offs
Recoveries
Provision	7	(14)
Allowance for loan losses, ending balance	48	41
Allowance for loan losses, individually evaluated for impairment
Allowance for loan losses, collectively evaluated for impairment	48	41
Loans receivable, ending balance	5,681	5,389
Loans receivable, individually evaluated for impairment
Loans receivable, collectively evaluated for impairment	5,681	5,389
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Allowance for loan losses, beginning balance	503	486
Charge-offs	(56)
Recoveries
Provision	93	17
Allowance for loan losses, ending balance	540	503
Allowance for loan losses, individually evaluated for impairment	70	28
Allowance for loan losses, collectively evaluated for impairment	470	475
Loans receivable, ending balance	51,833	51,893
Loans receivable, individually evaluated for impairment	656	1,092
Loans receivable, collectively evaluated for impairment	51,177	50,801
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Allowance for loan losses, beginning balance	103	81
Charge-offs
Recoveries
Provision	49	22
Allowance for loan losses, ending balance	152	103
Allowance for loan losses, individually evaluated for impairment
Allowance for loan losses, collectively evaluated for impairment	152	103
Loans receivable, ending balance	21,715	14,641
Loans receivable, individually evaluated for impairment
Loans receivable, collectively evaluated for impairment	21,715	14,641
Real Estate Portfolio Segment [Member] | Commercial Real Estate and Lines of Credit [Member]
Allowance for loan losses, beginning balance	616	389
Charge-offs	(24)
Recoveries	3
Provision	92	227
Allowance for loan losses, ending balance	687	616
Allowance for loan losses, individually evaluated for impairment	1	11
Allowance for loan losses, collectively evaluated for impairment	686	605
Loans receivable, ending balance	92,234	77,730
Loans receivable, individually evaluated for impairment	133	793
Loans receivable, collectively evaluated for impairment	92,101	76,937
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Allowance for loan losses, beginning balance	138	153
Charge-offs
Recoveries
Provision	(2)	(15)
Allowance for loan losses, ending balance	136	138
Allowance for loan losses, individually evaluated for impairment
Allowance for loan losses, collectively evaluated for impairment	136	138
Loans receivable, ending balance	15,632	15,355
Loans receivable, individually evaluated for impairment	2,069
Loans receivable, collectively evaluated for impairment	13,563	15,355
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Allowance for loan losses, beginning balance	37	50
Charge-offs
Recoveries
Provision	(10)	(13)
Allowance for loan losses, ending balance	27	37
Allowance for loan losses, individually evaluated for impairment
Allowance for loan losses, collectively evaluated for impairment	27	37
Loans receivable, ending balance	5,129	4,775
Loans receivable, individually evaluated for impairment	45	49
Loans receivable, collectively evaluated for impairment	5,084	4,726
Commercial and Consumer Portfolio Segments [Member]
Allowance for loan losses, beginning balance	87	18
Charge-offs
Recoveries
Provision	53	69
Allowance for loan losses, ending balance	140	87
Allowance for loan losses, individually evaluated for impairment
Allowance for loan losses, collectively evaluated for impairment	140	87
Loans receivable, ending balance	12,092	9,321
Loans receivable, individually evaluated for impairment
Loans receivable, collectively evaluated for impairment	12,092	9,321
Unallocated Financing Receivables [Member]
Allowance for loan losses, beginning balance	80	81
Charge-offs
Recoveries
Provision	2	(1)
Allowance for loan losses, ending balance	82	80
Allowance for loan losses, individually evaluated for impairment
Allowance for loan losses, collectively evaluated for impairment	82	80
Loans receivable, ending balance
Loans receivable, individually evaluated for impairment
Loans receivable, collectively evaluated for impairment